UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5225
Oppenheimer Quest for Value Funds
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 04/30/2010

Item 1. Reports to Stockholders.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	8.0%
Computers & Peripherals	7.2
Insurance	4.3
Pharmaceuticals	3.6
Biotechnology	3.4
Semiconductors & Semiconductor Equipment	3.1
Diversified Financial Services	3.0
Commercial Banks	2.9
Capital Markets	2.5
Internet Software & Services	2.5
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets.

Top Ten Common Stock Holdings

Apple, Inc.	5.0%
Occidental Petroleum Corp.	2.9
Charles Schwab Corp. (The)	2.5
Google, Inc., Cl. A	2.5
Bank of America Corp.	2.3
EOG Resources, Inc.	2.2
EMC Corp.	2.2
Chevron Corp.	2.1
AFLAC, Inc.	1.9
Samsung Electronics Ltd., Sponsored GDR	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets. For more current Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
8 |  OPPENHEIMER QUEST BALANCED FUND

9 |  OPPENHEIMER QUEST BALANCED FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 |  OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11  | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2009	April 30, 2010	April 30, 2010

Actual
Class A	$1,000.00	$1,136.30	$7.17
Class B	1,000.00	1,130.80	11.63
Class C	1,000.00	1,131.10	11.04
Class N	1,000.00	1,133.90	8.55
Class Y	1,000.00	1,137.80	5.47

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.10	6.78
Class B	1,000.00	1,013.93	10.99
Class C	1,000.00	1,014.48	10.44
Class N	1,000.00	1,016.81	8.08
Class Y	1,000.00	1,019.69	5.17
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.35%
Class B	2.19
Class C	2.08
Class N	1.61
Class Y	1.03
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 |  OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS April 30, 2010 / Unaudited

	Shares	Value

Common Stocks—63.0%
Consumer Discretionary—6.9%
Auto Components—1.2%
Goodyear Tire & Rubber Co. (The)[1,2]	2,250,000	$30,217,500
Hotels, Restaurants & Leisure—1.3%
International Game Technology[1]	1,500,000	31,620,000
Household Durables—0.8%
Newell Rubbermaid, Inc.[1]	1,170,000	19,971,900
Media—0.7%
Gannett Co., Inc.[1]	950,000	16,169,000
Multiline Retail—1.6%
Family Dollar Stores, Inc.[1]	1,040,600	41,166,136
Specialty Retail—1.3%
Gap, Inc. (The)	1,360,000	33,632,800
Consumer Staples—2.2%
Food & Staples Retailing—1.2%
Wal-Mart Stores, Inc.	560,000	30,044,000
Food Products—1.0%
Dean Foods Co.[1,2]	1,700,000	26,690,000
Energy—8.0%
Oil, Gas & Consumable Fuels—8.0%
Apache Corp.	200,000	20,352,000
Chevron Corp.	640,000	52,121,600
EOG Resources, Inc.[1]	500,000	56,060,000
Occidental Petroleum Corp.	830,000	73,587,800

		202,121,400

Financials—14.2%
Capital Markets—2.5%
Charles Schwab Corp. (The)[1]	3,300,000	63,657,000
Commercial Banks—2.9%
Mitsubishi UFJ Financial Group, Inc.	5,500,000	28,616,097
Wells Fargo & Co.	1,340,000	44,367,400

		72,983,497

Consumer Finance—1.5%
Capital One Financial Corp.[1]	845,000	36,681,450
Diversified Financial Services—3.0%
Bank of America Corp.	3,300,000	58,839,000
JPMorgan Chase & Co.	375,000	15,967,500

		74,806,500
F1 |  OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance—4.3%
AFLAC, Inc.	950,000	$48,412,000
MetLife, Inc.	700,000	31,906,000
Prudential Financial, Inc.	450,000	28,602,000

		108,920,000

Health Care—7.4%
Biotechnology—3.4%
Biogen Idec, Inc.[2]	475,000	25,293,750
Regeneron Pharmaceuticals, Inc.[1,2]	650,000	16,594,500
Seattle Genetics, Inc.[1,2]	1,000,000	12,600,000
Theravance, Inc.[1,2]	1,820,000	30,521,400

		85,009,650

Health Care Providers & Services—0.4%
WellPoint, Inc.[2]	195,000	10,491,000
Pharmaceuticals—3.6%
Abbott Laboratories	500,000	25,580,000
Johnson & Johnson	440,000	28,292,000
King Pharmaceuticals, Inc.[2]	1,500,000	14,700,000
Roche Holding Ltd., Sponsored ADR[1]	570,000	22,458,000

		91,030,000

Industrials—5.7%
Aerospace & Defense—1.0%
Boeing Co. (The)[1]	150,000	10,864,500
Honeywell International, Inc.	300,000	14,241,000

		25,105,500

Air Freight & Logistics—1.8%
United Parcel Service, Inc., Cl. B	650,000	44,941,000
Industrial Conglomerates—1.0%
General Electric Co.	900,000	16,974,000
Tyco International Ltd.	225,000	8,727,750

		25,701,750

Machinery—1.9%
Eaton Corp.[1]	325,000	25,077,000
Navistar International Corp.[1,2]	490,000	23,686,600

		48,763,600
F2 |  OPPENHEIMER QUEST BALANCED FUND

	Shares	Value

Information Technology—15.4%
Communications Equipment—1.4%
Cisco Systems, Inc.[2]	1,330,000	$35,803,600
Computers & Peripherals—7.2%
Apple, Inc.[1,2]	480,000	125,337,600
EMC Corp.[2]	2,900,000	55,129,000

		180,466,600

Internet Software & Services—2.5%
Google, Inc., Cl. A2	121,000	63,578,240
IT Services—1.2%
Infosys Technologies Ltd., Sponsored ADR[1]	500,000	29,940,000
Semiconductors & Semiconductor Equipment—3.1%
ASML Holding NV1	970,000	31,680,200
Samsung Electronics Ltd., Sponsored GDR[3]	119,000	45,415,521

		77,095,721

Materials—3.2%
Chemicals—1.1%
Potash Corp. of Saskatchewan, Inc.[1]	250,000	27,625,000
Metals & Mining—2.1%
Freeport-McMoRan Copper & Gold, Inc., Cl. B	460,000	34,743,800
Vale SA, Sponsored ADR[1]	580,000	17,765,400

		52,509,200

Total Common Stocks (Cost $1,270,174,603)		1,586,742,044

	Principal
	Amount

Asset-Backed Securities—1.1%
CWHEQ Home Equity Loan Trust, Home Equity Loan Asset-Backed Certificates, Series 2007-S2, Cl. A3, 5.813%, 5/1/37	$12,499,397	5,216,777
GE Equipment Small Ticket LLC, Asset-Backed Equipment Nts., Series 2009-1, Cl. A2, 1.08%, 10/17/11	8,000,000	8,008,254
Home Loan Trust 2000-HI1, Home Loan-Backed Nts., Series, 2000-HI1, Cl. AI7, 8.79%, 2/1/25	492,825	419,461
Morgan Stanley Capital, Inc., Sub. Collateralized Loan Obligations, Series 2005-NC1, Cl. A2C, 0.643%, 1/25/35[4]	3,488,685	3,162,405
RAMP Series 2004-RS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-RS6, Cl. AI4, 5.457%, 5/1/32	3,279,362	3,297,094
RASC Series 2007-KS3 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2007-KS3, Cl. AI1, 0.373%, 4/25/37[4]	6,134,456	6,002,621

Total Asset-Backed Securities (Cost $23,611,731)		26,106,612
F3 |  OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value
Mortgage-Backed Obligations—10.4%
Government Agency—8.3%
Federal Home Loan Mortgage Corp., Series 3546, Cl. NB, 4%, 6/1/24	$4,546,000	$4,333,806
Federal National Mortgage Assn.:
5.50%, 1/1/38-1/1/39	78,210,848	82,496,636
6%, 8/1/37-3/1/39	93,398,101	99,457,238
Government National Mortgage Assn., 5.50%, 6/1/37-6/15/38	20,427,608	21,731,862

		208,019,542

Non-Agency—2.1%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2003-I, Cl. 2A6, 3.72%, 10/1/33[4]	12,886,777	13,082,983
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A3, 5.383%, 2/1/40	5,447,000	5,160,857
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mtg. Obligations, Series 2007-C5, Cl. A4, 4.829%, 11/15/37	4,996,000	5,128,191
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2003-C1, Commercial Mtg. Pass-Through Certificates, Series 2003-C1, Cl. B, 4.229%, 7/1/35	6,508,300	6,679,167
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	5,447,000	5,544,179
JPMorgan Chase Commercial Mortgage Securities Corp. Commercial Mtg. Pass-Through Certificates, Series 2007-LDP11, Cl. A3, FLT, 6/1/49[4]	6,291,000	6,554,553
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A3, 6.10%, 2/1/51[4]	11,275,000	11,745,091

		53,895,021

Total Mortgage-Backed Obligations (Cost $253,270,191)		261,914,563
U.S. Government Obligations—7.4%
Federal Home Loan Mortgage Corp. Nts.:
1.25%, 1/19/12	2,537,000	2,536,987
2.25%, 8/24/12	25,000,000	25,135,725
Federal National Mortgage Assn. Nts., 2.125%, 1/25/13	10,101,000	10,140,869
U.S. Treasury Bonds:
4.375%, 11/15/39	5,500,000	5,365,080
4.625%, 2/15/40	10,000,000	10,162,500
U.S. Treasury Inflationary Index Bonds, 1.625%, 1/15/15[5]	2,273,000	2,726,824
U.S. Treasury Nts.:
1.75%, 4/15/13	125,000,000	125,957,000
3.25%, 12/31/16	5,021,000	5,082,979

Total U.S. Government Obligations (Cost $186,121,044)		187,107,964
F4 |  OPPENHEIMER QUEST BALANCED FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes—14.3%
Consumer Staples—1.4%
Household Products—0.3%
SC Johnson & Son, Inc., 6.75% Sr. Nts., 2/15/28[3]	$7,000,000	$7,710,220
Tobacco—1.1%
Altria Group, Inc.:
9.25% Sr. Unsec. Nts., 8/6/19	4,975,000	6,155,577
9.95% Sr. Unsec. Unsub. Nts., 11/10/38	2,727,000	3,703,830
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 6/23/19	7,971,000	9,007,142
Philip Morris International, Inc.:
4.50% Sr. Unsec. Nts., 3/26/20	6,545,000	6,465,020
6.375% Sr. Unsec. Unsub. Nts., 5/16/38	1,824,000	2,035,243

		27,366,812
Energy—1.7%
Energy Equipment & Services—0.5%
Nabors Industries, Inc., 9.25% Sr. Unsec. Unsub. Nts., 1/15/19	4,531,000	5,740,768
Weatherford International Ltd., 9.625% Sr. Unsec. Nts., 3/1/19	5,541,000	7,177,490

		12,918,258
Oil, Gas & Consumable Fuels—1.2%
Shell International Finance BV:
3.25% Sr. Unsec. Unsub. Nts., 9/22/15	4,703,000	4,821,191
4.30% Nts., 9/22/19	4,343,000	4,401,118
XTO Energy, Inc.:
6.375% Sr. Unsec. Nts., 6/15/38	3,920,000	4,554,401
6.75% Sr. Unsec. Nts., 8/1/37	14,129,000	17,028,186

		30,804,896
Financials—6.2%
Capital Markets—0.1%
FMR LLC, 6.45% Sr. Unsec. Bonds, 11/15/39[3]	3,639,000	3,686,933
Commercial Banks—1.1%
Fifth Third Bancorp:
4.50% Unsec. Sub. Nts., 6/1/18	2,226,000	2,084,308
5.45% Unsec. Sub. Nts., 1/15/17	1,347,000	1,357,717
8.25% Sub. Nts., 3/1/38	3,566,000	3,945,718
National City Bank, 0.607% Unsec. Sub. Nts., 12/15/16[4]	4,078,000	3,696,348
PNC Funding Corp., 4.25% Sr. Unsec. Nts., 9/21/15	8,910,000	9,226,376
Royal Bank of Scotland plc, 4.875% Sr. Unsec. Nts., 3/16/15	6,962,000	7,146,730

		27,457,197
F5 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Diversified Financial Services—4.6%
Bank of America Corp.:
5.75% Sr. Unsec. Nts., 12/1/17	$15,000,000	$15,347,775
6.50% Sr. Unsec. Unsub. Nts., 8/1/16	19,805,000	21,390,331
7.625% Sr. Unsec. Unsub. Nts., Series L, 6/1/19	5,000,000	5,717,155
Bear Stearns Cos., Inc. (The), 0.439% Sr. Unsec. Unsub. Nts., 2/1/12[4]	15,185,000	15,165,320
Citigroup, Inc.:
6% Nts., 2/21/12	15,050,000	15,970,789
6% Sr. Unsec. Nts., 8/15/17	3,998,000	4,145,538
8.125% Sr. Unsec. Nts., 7/15/39	14,781,000	17,669,991
JPMorgan Chase & Co., 6.30% Sr. Unsec. Unsub. Nts., 4/23/19	5,000,000	5,558,515
JPMorgan Chase Capital XXVII, 7% Jr. Sub. Nts., 11/1/39	13,434,000	13,857,628

		114,823,042
Insurance—0.4%
W.R. Berkley Corp., 7.375% Sr. Unsec. Unsub. Nts., 9/15/19	8,936,000	9,882,948
Health Care—0.7%
Health Care Equipment & Supplies—0.3%
St. Jude Medical, Inc., 2.20% Sr. Unsec. Unsub. Nts., 9/15/13	7,631,000	7,637,921
Pharmaceuticals—0.4%
Novartis Capital Corp.:
1.90% Sr. Unsec. Nts., 4/24/13	4,417,000	4,434,293
2.90% Sr. Unsec. Nts., 4/24/15	6,274,000	6,319,141

		10,753,434
Materials—3.8%
Chemicals—1.3%
Agrium, Inc., 6.75% Sr. Unsec. Nts., 1/15/19	6,020,000	6,861,524
Dow Chemical Co. (The), 8.55% Sr. Unsec. Unsub. Nts., 5/15/19	9,631,000	11,787,622
E.I. du Pont de Nemours & Co., 4.625% Sr. Unsec. Unsub. Nts., 1/15/20	12,995,000	13,392,907

		32,042,053
Metals & Mining—1.9%
Alcoa, Inc., 5.95% Sr. Unsec. Unsub. Nts., 2/1/37	3,826,000	3,361,512
ArcelorMittal:
5.375% Sr. Unsec. Unsub. Nts., 6/1/13[3]	3,008,000	3,223,971
7% Nts., 10/15/39	2,996,000	3,236,123
9.85% Sr. Unsec. Unsub. Nts., 6/1/19	16,584,000	21,631,506
BHP Billiton Finance (USA) Ltd., 6.50% Sr. Unsec. Unsub. Nts., 4/1/19	11,633,000	13,499,143
Rio Tinto Finance (USA) Ltd., 9% Sr. Unsec. Nts., 5/1/19	2,198,000	2,836,473

		47,788,728
F6 | OPPENHEIMER QUEST BALANCED FUND

	Principal
	Amount	Value

Paper & Forest Products—0.6%
International Paper Co., 9.375% Sr. Unsec. Nts., 5/15/19	$12,562,000	$16,004,553
Utilities—0.5%
Electric Utilities—0.5%
Spectra Energy Capital LLC, 8% Sr. Unsec. Unsub. Nts., 10/1/19	10,096,000	12,218,855

Total Non-Convertible Corporate Bonds and Notes (Cost $346,047,099)		361,095,850
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $2,079,224,668)		2,422,967,033

	Shares

Investments Purchased with Cash Collateral from Securities Loaned—12.5%
OFI Liquid Assets Fund, LLC, 0.20%[6,7] (Cost $314,928,950)	314,928,950	314,928,950
Total Investments, at Value (Cost $2,394,153,618)	108.7%	2,737,895,983
Liabilities in Excess of Other Assets	(8.7)	(218,338,696)

Net Assets	100.0%	$2,519,557,287

Footnotes to Statement of Investments

1.	Partial or fully-loaned security. See Note 6 of accompanying Notes.

2.	Non-income producing security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $60,036,645 or 2.38% of the Fund’s net assets as of April 30, 2010.

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

6.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2009	Additions	Reductions	April 30, 2010

OFI Liquid Assets Fund, LLC	359,176,575	725,320,701	769,568,326	314,928,950

	Value	Income

OFI Liquid Assets Fund, LLC	$314,928,950	$272,116	[a]

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
7. Rate shown is the 7-day yield as of April 30, 2010.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F7 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$172,777,336	$—	$—	$172,777,336
Consumer Staples	56,734,000	—	—	56,734,000
Energy	202,121,400	—	—	202,121,400
Financials	328,432,350	28,616,097	—	357,048,447
Health Care	186,530,650	—	—	186,530,650
Industrials	144,511,850	—	—	144,511,850
Information Technology	341,468,640	45,415,521	—	386,884,161
Materials	80,134,200	—	—	80,134,200
Asset-Backed Securities	—	26,106,612	—	26,106,612
Mortgage-Backed Obligations	—	261,914,563	—	261,914,563
U.S. Government Obligations	—	187,107,964	—	187,107,964
Non-Convertible Corporate
Bonds and Notes	—	361,095,850	—	361,095,850
Investments Purchased with Cash Collateral from Securities Loaned	—	314,928,950	—	314,928,950

Total Assets	$1,512,710,426	$1,225,185,557	$—	$2,737,895,983

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,079,224,668)	$2,422,967,033
Affiliated companies (cost $314,928,950)	314,928,950

2,737,895,983
Cash	77,444,803
Receivables and other assets:
Investments sold	53,565,412
Interest and dividends	8,531,230
Shares of beneficial interest sold	146,170
Other	227,610

Total assets	2,877,811,208

Liabilities
Return of collateral for securities loaned	314,928,950
Payables and other liabilities:
Investments purchased	36,524,159
Shares of beneficial interest redeemed	4,246,432
Trustees’ compensation	1,063,782
Transfer and shareholder servicing agent fees	605,286
Distribution and service plan fees	501,248
Shareholder communications	291,652
Other	92,412

Total liabilities	358,253,921

Net Assets	$2,519,557,287

Composition of Net Assets
Par value of shares of beneficial interest	$1,716,225
Additional paid-in capital	3,308,777,828
Accumulated net investment income	4,435,848
Accumulated net realized loss on investments and foreign currency transactions	(1,139,109,803)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	343,737,189

Net Assets	$2,519,557,287

F9 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,702,365,475 and 115,137,297 shares of beneficial interest outstanding)	$14.79
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$15.69
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $320,582,437 and 22,202,125 shares of beneficial interest outstanding)	$14.44
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $384,219,834 and 26,604,536 shares of beneficial interest outstanding)	$14.44
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $76,519,493 and 5,250,965 shares of beneficial interest outstanding)	$14.57
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $35,870,048 and 2,427,599 shares of beneficial interest outstanding)	$14.78
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2010

Investment Income
Interest	$17,430,044
Dividends (net of foreign withholding taxes of $248,901)	10,443,836
Income from investment of securities lending cash collateral, net—affiliated companies	272,116

Total investment income	28,145,996

Expenses
Management fees	9,576,804
Distribution and service plan fees:
Class A	2,020,804
Class B	1,679,339
Class C	1,875,786
Class N	184,692
Transfer and shareholder servicing agent fees:
Class A	2,440,391
Class B	812,749
Class C	509,960
Class N	115,877
Class Y	43,362
Shareholder communications:
Class A	185,941
Class B	75,299
Class C	37,828
Class N	4,646
Class Y	507
Trustees’ compensation	39,261
Custodian fees and expenses	6,506
Other	119,229

Total expenses	19,728,981
Less waivers and reimbursements of expenses	(217,957)

Net expenses	19,511,024

Net Investment Income	8,634,972

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	89,473,520
Foreign currency transactions	155,451

Net realized gain	89,628,971
Net change in unrealized appreciation/depreciation on:
Investments	215,712,947
Translation of assets and liabilities denominated in foreign currencies	(1,365,153)

Net change in unrealized appreciation/depreciation	214,347,794

Net Increase in Net Assets Resulting from Operations	$312,611,737

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2010	October 31,
	(Unaudited)	2009

Operations
Net investment income	$8,634,972	$27,790,712
Net realized gain (loss)	89,628,971	(396,810,628)
Net change in unrealized appreciation/depreciation	214,347,794	840,396,970

Net increase in net assets resulting from operations	312,611,737	471,377,054

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(4,382,447)	(22,045,016)
Class B	—	(3,401,393)
Class C	(105,833)	(3,335,134)
Class N	(115,700)	(976,059)
Class Y	(170,372)	(1,053,561)

	(4,774,352)	(30,811,163)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(87,680,209)	(229,050,508)
Class B	(75,062,561)	(122,768,644)
Class C	(28,536,704)	(73,675,430)
Class N	(6,992,166)	(15,893,913)
Class Y	(4,478,513)	(52,853,459)

	(202,750,153)	(494,241,954)

Net Assets
Total increase (decrease)	105,087,232	(53,676,063)
Beginning of period	2,414,470,055	2,468,146,118

End of period (including accumulated net investment income of $4,435,848 and $575,228, respectively)	$2,519,557,287	$2,414,470,055

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2010			Year Ended October 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$13.05	$10.69	$19.18	$18.82	$17.79	$17.19

Income (loss) from investment operations:
Net investment income[1]	.06	.16	.27	.24	.21	.11
Net realized and unrealized gain (loss)	1.72	2.36	(6.28)	1.05	1.66	.49

Total from investment operations	1.78	2.52	(6.01)	1.29	1.87	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.04)	(.16)	(.29)	(.25)	(.23)	—
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)	—

Total dividends and/or distributions to shareholders	(.04)	(.16)	(2.48)	(.93)	(.84)	—

Net asset value, end of period	$14.79	$13.05	$10.69	$19.18	$18.82	$17.79

Total Return, at Net Asset Value[2]	13.63%	24.06%	(35.52)%	6.97%	10.77%	3.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,702,365	$1,584,420	$1,525,472	$2,988,971	$3,058,131	$3,277,261

Average net assets (in thousands)	$1,659,047	$1,450,251	$2,364,088	$3,068,226	$3,215,973	$3,285,181

Ratios to average net assets:[3]
Net investment income	0.92%	1.44%	1.84%	1.26%	1.13%	0.61%
Total expenses	1.35%	1.48%	1.27%	1.16%	1.17%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%	1.42%	1.26%	1.14%	1.17%	1.17%

Portfolio turnover rate	80%[4]	232%[4]	128%[4]	112%	63%	89%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended April 30, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010			Year Ended October 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$12.77	$10.47	$18.81	$18.46	$17.46	$17.01

Income (loss) from investment operations:
Net investment income (loss)[1]	.01	.08	.15	.09	.06	(.03)
Net realized and unrealized gain (loss)	1.66	2.32	(6.15)	1.03	1.63	.48

Total from investment operations	1.67	2.40	(6.00)	1.12	1.69	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.10)	(.15)	(.09)	(.08)	—
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)	—

Total dividends and/or distributions to shareholders	—	(.10)	(2.34)	(.77)	(.69)	—

Net asset value, end of period	$14.44	$12.77	$10.47	$18.81	$18.46	$17.46

Total Return, at Net Asset Value[2]	13.08%	23.17%	(36.03)%	6.17%	9.90%	2.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$320,582	$353,853	$410,268	$1,294,217	$1,847,651	$2,205,679

Average net assets (in thousands)	$339,189	$357,111	$765,095	$1,649,062	$2,014,712	$2,470,464

Ratios to average net assets:[3]
Net investment income (loss)	0.10%	0.71%	1.04%	0.48%	0.35%	(0.17)%
Total expenses	2.32%	2.44%	2.06%	1.94%	1.95%	1.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.19%	2.20%	2.05%	1.92%	1.95%	1.96%

Portfolio turnover rate	80%[4]	232%[4]	128%[4]	112%	63%	89%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended April 30, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER QUEST BALANCED FUND

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$12.77	$10.47	$18.81	$18.48	$17.48	$17.02

Income (loss) from investment operations:
Net investment income (loss)[1]	.01	.08	.16	.10	.07	(.02)
Net realized and unrealized gain (loss)	1.66	2.32	(6.14)	1.02	1.64	.48

Total from investment operations	1.67	2.40	(5.98)	1.12	1.71	.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	—[2]	(.10)	(.17)	(.11)	(.10)	—
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)	—

Total dividends and/or distributions to shareholders	—	(.10)	(2.36)	(.79)	(.71)	—

Net asset value, end of period	$14.44	$12.77	$10.47	$18.81	$18.48	$17.48

Total Return, at Net Asset Value[3]	13.11%	23.23%	(35.95)%	6.15%	9.97%	2.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$384,220	$366,167	$373,380	$883,839	$1,022,881	$1,191,400

Average net assets (in thousands)	$379,065	$343,726	$621,258	$979,278	$1,122,088	$1,248,447

Ratios to average net assets:[4]
Net investment income (loss)	0.20%	0.74%	1.10%	0.53%	0.41%	(0.11)%
Total expenses	2.08%	2.19%	2.00%	1.89%	1.89%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.08%	2.14%	1.99%	1.87%	1.89%	1.89%

Portfolio turnover rate	80%[5]	232%[5]	128%[5]	112%	63%	89%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended April 30, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$12.87	$10.54	$18.94	$18.59	$17.58	$17.05

Income (loss) from investment operations:
Net investment income[1]	.05	.14	.23	.18	.15	.05
Net realized and unrealized gain (loss)	1.67	2.33	(6.20)	1.03	1.64	.48

Total from investment operations	1.72	2.47	(5.97)	1.21	1.79	.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.14)	(.24)	(.18)	(.17)	—
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)	—

Total dividends and/or distributions to shareholders	(.02)	(.14)	(2.43)	(.86)	(.78)	—

Net asset value, end of period	$14.57	$12.87	$10.54	$18.94	$18.59	$17.58

Total Return, at Net Asset Value[2]	13.39%	23.89%	(35.69)%	6.66%	10.45%	3.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,520	$74,293	$76,475	$171,675	$207,130	$216,843

Average net assets (in thousands)	$74,941	$70,697	$125,526	$193,216	$215,652	$219,040

Ratios to average net assets:[3]
Net investment income	0.67%	1.26%	1.57%	0.95%	0.83%	0.30%
Total expenses	1.61%	1.69%	1.53%	1.46%	1.48%	1.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%	1.62%	1.52%	1.44%	1.48%	1.49%

Portfolio turnover rate	80%[4]	232%[4]	128%[4]	112%	63%	89%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended April 30, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER QUEST BALANCED FUND

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$13.05	$10.68	$19.18	$18.82	$17.79	$17.14

Income (loss) from investment operations:
Net investment income[1]	.09	.25	.31	.30	.26	.17
Net realized and unrealized gain (loss)	1.70	2.34	(6.28)	1.04	1.66	.48

Total from investment operations	1.79	2.59	(5.97)	1.34	1.92	.65

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.22)	(.34)	(.30)	(.28)	—
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)	—

Total dividends and/or distributions to shareholders	(.06)	(.22)	(2.53)	(.98)	(.89)	—

Net asset value, end of period	$14.78	$13.05	$10.68	$19.18	$18.82	$17.79

Total Return, at Net Asset Value[2]	13.78%	24.83%	(35.35)%	7.29%	11.11%	3.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,870	$35,737	$82,551	$227,020	$276,322	$270,335

Average net assets (in thousands)	$36,805	$42,026	$165,149	$294,643	$276,812	$253,220

Ratios to average net assets:[3]
Net investment income	1.25%	2.25%	2.12%	1.56%	1.43%	0.93%
Total expenses	1.03%	1.00%	0.98%	0.86%	0.87%	0.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	0.85%	0.97%	0.84%	0.87%	0.85%

Portfolio turnover rate	80%[4]	232%[4]	128%[4]	112%	63%	89%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended April 30, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Quest Balanced Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund seeks a combination of growth of capital and investment income. The Fund’s primary objective is growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Manager has entered into a sub-advisory agreement with Oppenheimer Capital LLC (the “Sub-Adviser”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
F18 | OPPENHEIMER QUEST BALANCED FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
F19 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
To Be Announced (TBA) Mortgage-Related Securities. The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of April 30, 2010, there were no restrictions on the Fund’s ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
F20 | OPPENHEIMER QUEST BALANCED FUND

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2016	$809,188,118
2017	410,473,446

Total	$1,219,661,564

As of April 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,130,032,593 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2010, it is estimated that the Fund will utilize $89,628,971 of capital loss carryforward to offset realized capital gains.
F21 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,403,231,774

Gross unrealized appreciation	$355,368,795
Gross unrealized depreciation	(20,704,586)

Net unrealized appreciation	$334,664,209

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$16,193
Payments Made to Retired Trustees	93,860
Accumulated Liability as of April 30, 2010	911,457
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s
F22 | OPPENHEIMER QUEST BALANCED FUND

assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F23 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	7,750,298	$108,426,314	16,033,341	$177,389,924
Dividends and/or distributions reinvested	286,772	4,035,969	1,980,674	20,140,944
Redeemed	(14,273,171)	(200,142,492)	(39,354,575)	(426,581,376)

Net decrease	(6,236,101)	$(87,680,209)	(21,340,560)	$(229,050,508)

Class B
Sold	1,346,683	$18,536,694	3,684,745	$39,010,404
Dividends and/or distributions reinvested	—	—	287,775	2,798,648
Redeemed	(6,859,573)	(93,599,255)	(15,446,054)	(164,577,696)

Net decrease	(5,512,890)	$(75,062,561)	(11,473,534)	$(122,768,644)

Class C
Sold	998,202	$13,727,713	2,456,879	$26,335,163
Dividends and/or distributions reinvested	6,483	90,884	289,479	2,814,575
Redeemed	(3,082,224)	(42,355,301)	(9,735,293)	(102,825,168)

Net decrease	(2,077,539)	$(28,536,704)	(6,988,935)	$(73,675,430)

Class N
Sold	629,162	$8,795,112	1,138,476	$12,110,068
Dividends and/or distributions reinvested	7,806	108,745	92,531	919,659
Redeemed	(1,159,334)	(15,896,023)	(2,712,887)	(28,923,640)

Net decrease	(522,366)	$(6,992,166)	(1,481,880)	$(15,893,913)

Class Y
Sold	260,186	$3,621,623	693,713	$7,689,991
Dividends and/or distributions reinvested	11,336	158,403	98,159	1,007,919
Redeemed	(582,405)	(8,258,539)	(5,780,145)	(61,551,369)

Net decrease	(310,883)	$(4,478,513)	(4,988,273)	$(52,853,459)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in LAF, for the six months ended April 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$726,449,875	$943,064,744
U.S. government and government agency obligations	1,087,401,868	1,026,612,142
To Be Announced (TBA) mortgage-related securities	125,339,102	124,699,026
F24 | OPPENHEIMER QUEST BALANCED FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.80%
Next $2.0 billion	0.76
Next $1.0 billion	0.71
Next $1.0 billion	0.66
Next $1.0 billion	0.60
Next $1.0 billion	0.55
Next $2.0 billion	0.50
Over $9.0 billion	0.48
Sub-Adviser Fees. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager, not the Fund, pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 30% of the advisory fee collected by the Manager based on the net assets of the Fund. For the six months ended April 30, 2010, the Manager paid $2,883,605 to the Sub-Adviser for its services to the Fund, which shall be calculated after any investment management fee waivers (voluntary or otherwise).
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2010, the Fund paid $3,774,202 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set that rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F25 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$29,655,100
Class C	31,196,283
Class N	6,023,402
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2010	$184,019	$330	$254,635	$8,509	$423

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended April 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$217,957
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
F26 | OPPENHEIMER QUEST BALANCED FUND

5. Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of April 30, 2010, the Fund held no outstanding forward contracts.
6. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of April 30, 2010, the Fund had on loan securities valued at $302,818,234. Collateral of $314,928,950 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
F27 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Subsequent Event
The Manager will assume day-to-day portfolio management of the Fund effective upon the August 14, 2010 expiration of the current sub-advisory agreement.
     In conjunction with this transition, the Fund’s Board of Trustees has approved changes to the Fund’s investment strategy and other non-fundamental policies. The Fund’s new investment strategy will reflect a change from a traditional “balanced fund” to a global allocation strategy that enables it to allocate its assets among equity, fixed-income and alternative asset classes across the globe. These alternative asset classes may include, for example, commodities-related investments, event-linked notes, corporate loans, real estate-related (e.g., REITs) and currency-related investments. Additionally, the Fund may employ an overlay strategy to hedge or seek to mitigate risks, to enhance investment opportunities and to adjust exposures. This overlay strategy may at various times include the use of short sales and a variety of derivative instruments such as futures, options and swaps. The Board also approved a change in the Fund’s name to “Oppenheimer Global Allocation Fund” to better reflect the new investment strategy.
     No action is required on the part of shareholders since no changes are being made to the Fund’s investment objective or its fundamental policies.
9. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty,
F28 | OPPENHEIMER QUEST BALANCED FUND

negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     In March 2010, what is claimed to be a derivative action on behalf of the Fund was filed in federal district court against the Distributor and several of the Fund’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plan or by the Distributor to broker dealers not registered as investment advisers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Fund’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F29 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D. C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
13 | OPPENHEIMER QUEST BALANCED FUND

Item 1. Reports to Stockholders.
April 30, 2010 Oppenheimer Management Quest Opportunity Commentaries and Value FundSM Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Portfolio Manager S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Software	9.2%
Insurance	4.8
Oil, Gas & Consumable Fuels	4.4
Communications Equipment	4.1
Media	3.1
Diversified Financial Services	2.3
Food & Staples Retailing	2.2
Pharmaceuticals	2.2
Biotechnology	2.1
Machinery	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets.

Top Ten Common Stock Holdings

Take-Two Interactive Software, Inc.	4.4%
Chevron Corp.	2.6
MetLife, Inc.	2.6
THQ, Inc.	2.5
Jupiter Telecommunications Co. Ltd.	2.3
JPMorgan Chase & Co.	2.3
Research in Motion Ltd.	2.1
Navistar International Corp.	2.0
QUALCOMM, Inc.	2.0
Exxon Mobil Corp.	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets. For more current Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010 and are based on the total market value of investments.
9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2009	April 30, 2010	April 30, 2010

Actual
Class A	$1,000.00	$1,053.20	$6.49
Class B	1,000.00	1,048.50	11.13
Class C	1,000.00	1,049.20	10.31
Class N	1,000.00	1,051.00	8.22
Class Y	1,000.00	1,054.30	4.90

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.50	6.38
Class B	1,000.00	1,013.98	10.94
Class C	1,000.00	1,014.78	10.14
Class N	1,000.00	1,016.81	8.08
Class Y	1,000.00	1,020.03	4.82
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.27%
Class B	2.18
Class C	2.02
Class N	1.61
Class Y	0.96
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2010 / Unaudited

	Shares	Value

Common Stocks—50.6%
Consumer Discretionary—3.1%
Media—3.1%
Jupiter Telecommunications Co. Ltd.	41,755	$42,228,403
Liberty Global, Inc., Series A1	264,905	7,261,046
Liberty Global, Inc., Series C1	294,718	7,980,963

		57,470,412

Consumer Staples—6.0%
Beverages—0.6%
Molson Coors Brewing Co., Cl. B, Non-Vtg.	231,300	10,260,468

Food & Staples Retailing—2.2%
CVS Caremark Corp.	338,400	12,497,112
Kroger Co. (The)	762,700	16,954,821
Walgreen Co.	324,100	11,392,115

		40,844,048

Food Products—1.7%
Nestle SA	649,310	31,689,246

Tobacco—1.5%
Altria Group, Inc.	441,900	9,363,861
Lorillard, Inc.	231,200	18,119,144

		27,483,005

Energy—4.4%
Oil, Gas & Consumable Fuels—4.4%
Chevron Corp.	589,000	47,968,160
Exxon Mobil Corp.	488,800	33,165,080

		81,133,240

Financials—8.7%
Capital Markets—1.6%
Bond Street Holdings LLC, Cl. A1,2	495,000	9,900,000
Lazard Ltd., Cl. A	251,400	9,719,124
Morgan Stanley	356,500	10,773,430

		30,392,554

Diversified Financial Services—2.3%
JPMorgan Chase & Co.	973,100	41,434,598

Insurance—4.8%
Assurant, Inc.	301,700	10,990,931
Everest Re Group Ltd.	377,800	28,958,370
MetLife, Inc.	1,037,400	47,284,692

		87,233,993

Health Care—5.9%
Biotechnology—2.1%
Amgen, Inc.[1]	313,400	17,976,624
Genzyme Corp. (General Division)[1]	206,600	10,999,384
Vanda Pharmaceuticals, Inc.[1]	1,218,878	10,202,009

		39,178,017

Health Care Equipment & Supplies—1.0%
Covidien plc	369,900	17,751,501

Health Care Providers & Services—0.6%
Aetna, Inc.	360,500	10,652,775

Pharmaceuticals—2.2%
Merck & Co., Inc.	436,124	15,281,785
Pfizer, Inc.	1,445,392	24,166,954

		39,448,739

Industrials—4.4%
Aerospace & Defense—0.1%
AerCap Holdings NV1	70,400	971,520

Electrical Equipment—0.7%
General Cable Corp.[1]	458,100	13,087,917

Industrial Conglomerates—1.2%
Tyco International Ltd.	557,000	21,606,030

Machinery—2.0%
Navistar International Corp.[1]	748,900	36,201,826

Trading Companies & Distributors—0.4%
Aircastle Ltd.	628,900	7,553,089
F1 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Information Technology—15.5%
Communications Equipment—4.1%
QUALCOMM, Inc.	920,900	$35,675,666
Research in Motion Ltd.[1]	541,300	38,535,147

		74,210,813

Computers & Peripherals—1.1%
Dell, Inc.[1]	1,291,800	20,901,324

Internet Software & Services—1.1%
eBay, Inc.[1]	849,800	20,233,738

Software—9.2%
Oracle Corp.	1,245,200	32,175,968
Synopsys, Inc.[1]	465,700	10,576,047
Take-Two Interactive Software, Inc.[1,3]	7,372,043	80,134,107
THQ, Inc.[1,3]	5,939,700	45,141,720

		168,027,842

Materials—1.8%
Chemicals—1.8%
Celanese Corp., Series A	238,350	7,624,817
Potash Corp. of Saskatchewan, Inc.	220,100	24,321,050

		31,945,867

Utilities—0.8%
Electric Utilities—0.8%
Edison International, Inc.	411,500	14,143,255

Total Common Stocks (Cost $910,581,432)		923,855,817

Preferred Stocks—0.9%
Mylan, Inc., 6.50%
Cv., Non-Vtg.
(Cost $7,935,175)	12,500	16,001,875

	Principal
	Amount

Mortgage-Backed Obligations—0.1%
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates, Series 2004-13, Cl. 2 A2, 2.976%, 4/1/34[4] (Cost $1,637,813)	$1,917,244	$1,916,993

Convertible Corporate Bonds and Notes—0.3%
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14[3] (Cost $4,611,000)	4,611,000	5,562,019

	Shares

Investment Company—47.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[3,5] (Cost $861,956,096)	861,956,096	861,956,096
Total Investments, at Value (Cost $1,786,721,516)	99.2%	1,809,292,800
Other Assets
Net of Liabilities	0.8	14,087,035

Net Assets	100.0%	$1,823,379,835

F2 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Restricted security. The aggregate value of restricted securities as of April 30, 2010 was $9,900,000, which represents 0.54% of the Fund’s net assets. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)

Bond Street Holdings LLC, Cl. A	11/5/09	$9,900,000	$9,900,000	$—

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/			Shares/
	Principal Amount	Gross	Gross	Principal Amount
	October 31, 2009	Additions	Reductions	April 30, 2010

Oppenheimer Institutional
Money Market Fund, Cl. E	959,381,207	141,691,272	239,116,383	861,956,096
Take-Two Interactive Software, Inc.	7,372,043	—	—	7,372,043
Take-Two Interactive Software, Inc.,
4.375% Cv. Sr. Nts., 6/1/14	4,611,000	—	—	4,611,000
THQ, Inc.	5,939,700	—	—	5,939,700

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$861,956,096	$925,689
Take-Two Interactive Software, Inc.	80,134,107	—
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14	5,562,019	100,218
THQ, Inc.	45,141,720	—

	$992,793,942	$1,025,907

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Rate shown is the 7-day yield as of April 30, 2010.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F3 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$57,470,412	$—	$—	$57,470,412
Consumer Staples	78,587,521	31,689,246	—	110,276,767
Energy	81,133,240	—	—	81,133,240
Financials	149,161,145	9,900,000	—	159,061,145
Health Care	107,031,032	—	—	107,031,032
Industrials	79,420,382	—	—	79,420,382
Information Technology	283,373,717	—	—	283,373,717
Materials	31,945,867	—	—	31,945,867
Utilities	14,143,255	—	—	14,143,255
Preferred Stocks	—	16,001,875	—	16,001,875
Mortgage-Backed Obligations	—	1,916,993	—	1,916,993
Convertible Corporate Bonds and Notes	—	5,562,019	—	5,562,019
Investment Company	861,956,096	—	—	861,956,096

Total Assets	$1,744,222,667	$65,070,133	$—	$1,809,292,800

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $716,236,518)	$816,498,858
Affiliated companies (cost $1,070,484,998)	992,793,942

1,809,292,800
Cash	1,232,565
Cash—foreign currencies (cost $18)	18
Receivables and other assets:
Investments sold	19,067,788
Shares of beneficial interest sold	2,463,459
Dividends	829,340
Other	138,979

Total assets	1,833,024,949

Liabilities
Payables and other liabilities:
Investments purchased	4,644,048
Shares of beneficial interest redeemed	3,806,264
Distribution and service plan fees	358,790
Transfer and shareholder servicing agent fees	347,252
Trustees’ compensation	311,434
Shareholder communications	138,571
Other	38,755

Total liabilities	9,645,114

Net Assets	$1,823,379,835

Composition of Net Assets
Par value of shares of beneficial interest	$717,887
Additional paid-in capital	1,754,912,574
Accumulated net investment loss	(3,545,818)
Accumulated net realized gain on investments and foreign currency transactions	48,723,447
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	22,571,745

Net Assets	$1,823,379,835

F5 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,344,587,191 and 52,201,959 shares of beneficial interest outstanding)	$25.76
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$27.33

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,945,482 and 4,215,215 shares of beneficial interest outstanding)	$24.19

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $274,170,767 and 11,366,928 shares of beneficial interest outstanding)	$24.12

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,449,798 and 1,768,908 shares of beneficial interest outstanding)	$25.13

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $58,226,597 and 2,235,739 shares of beneficial interest outstanding)	$26.04
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2010

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $162,203)	$7,674,527
Affiliated companies	925,689
Interest:
Unaffiliated companies	64,367
Affiliated companies	100,218

Total investment income	8,764,801

Expenses
Management fees	7,333,630
Distribution and service plan fees:
Class A	1,641,617
Class B	514,787
Class C	1,315,105
Class N	102,614
Transfer and shareholder servicing agent fees:
Class A	1,474,483
Class B	221,986
Class C	288,592
Class N	65,219
Class Y	38,275
Shareholder communications:
Class A	116,816
Class B	24,947
Class C	22,174
Class N	2,323
Class Y	834
Trustees’ compensation	27,797
Custodian fees and expenses	5,243
Other	116,668

Total expenses	13,313,110
Less waivers and reimbursements of expenses	(475,501)

Net expenses	12,837,609

Net Investment Loss	(4,072,808)
F7 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$52,442,096
Foreign currency transactions	807,020
Swap contracts	(896,762)

Net realized gain	52,352,354
Net change in unrealized appreciation/depreciation on:
Investments	46,937,240
Translation of assets and liabilities denominated in foreign currencies	(4,592,041)
Swap contracts	842,884

Net change in unrealized appreciation/depreciation	43,188,083

Net Increase in Net Assets Resulting from Operations	$91,467,629

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2010	October 31,
	(Unaudited)	2009

Operations
Net investment loss	$(4,072,808)	$(4,541,535)
Net realized gain	52,352,354	33,680,574
Net change in unrealized appreciation/depreciation	43,188,083	130,877,756

Net increase in net assets resulting from operations	91,467,629	160,016,795

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(37,139,643)
Class B	—	(3,281,094)
Class C	—	(5,457,436)
Class N	—	(689,343)
Class Y	—	(692,406)

	—	(47,259,922)
Tax return of capital distribution from net realized gain:
Class A	—	(2,675,865)
Class B	—	(236,399)
Class C	—	(393,202)
Class N	—	(49,666)
Class Y	—	(49,887)

	—	(3,405,019)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(65,497,578)	202,835,014
Class B	(10,316,455)	11,334,544
Class C	8,496,280	100,874,668
Class N	6,046,984	16,514,695
Class Y	17,830,848	15,665,365

	(43,439,921)	347,224,286

Net Assets
Total increase	48,027,708	456,576,140
Beginning of period	1,775,352,127	1,318,775,987

End of period (including accumulated net investment income (loss) of $(3,545,818) and $526,990, respectively)	$1,823,379,835	$1,775,352,127

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$24.46	$23.15	$34.21	$30.15	$32.58	$32.41

Income (loss) from investment operations:
Net investment income (loss)[1]	(.04)	(.03)	.26	.51	.36	.17
Net realized and unrealized gain (loss)	1.34	2.19	(5.63)	5.17	1.67	2.27

Total from investment operations	1.30	2.16	(5.37)	5.68	2.03	2.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.43)	(.39)	(.24)	(.04)
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)	(2.23)
Tax return of capital distribution	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.69)	(1.62)	(4.46)	(2.27)

Net asset value, end of period	$25.76	$24.46	$23.15	$34.21	$30.15	$32.58

Total Return, at Net Asset Value[2]	5.32%	9.94%	(18.62)%	19.65%	7.00%	7.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,344,587	$1,340,846	$1,052,971	$1,164,793	$1,146,503	$1,378,475

Average net assets (in thousands)	$1,349,026	$1,206,192	$1,166,299	$1,142,058	$1,238,504	$1,465,797

Ratios to average net assets:[3]
Net investment income (loss)	(0.29)%	(0.13)%	0.93%	1.61%	1.22%	0.53%
Total expenses	1.32%[4]	1.48%[4]	1.56%[4]	1.40%[4]	1.43%[4]	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%	1.43%	1.52%	1.37%	1.43%	1.28%

Portfolio turnover rate	19%	117%	135%	51%	66%	100%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.37%
Year Ended October 31, 2009	1.53%
Year Ended October 31, 2008	1.60%
Year Ended October 31, 2007	1.43%
Year Ended October 31, 2006	1.43%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Six Months
	Ended
	April 30, 2010			Year Ended October 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.07	$22.08	$32.82	$28.97	$31.44	$31.55

Income (loss) from investment operations:
Net investment income (loss)[1]	(.14)	(.23)	.06	.26	.13	(.08)
Net realized and unrealized gain (loss)	1.26	2.07	(5.39)	4.97	1.62	2.20

Total from investment operations	1.12	1.84	(5.33)	5.23	1.75	2.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.15)	(.15)	—	—
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)	(2.23)
Tax return of capital distribution	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.41)	(1.38)	(4.22)	(2.23)

Net asset value, end of period	$24.19	$23.07	$22.08	$32.82	$28.97	$31.44

Total Return, at Net Asset Value[2]	4.85%	8.93%	(19.23)%	18.74%	6.22%	6.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101,945	$107,366	$90,923	$136,745	$159,147	$210,856

Average net assets (in thousands)	$104,133	$97,044	$113,810	$146,748	$178,815	$247,951

Ratios to average net assets:[3]
Net investment income (loss)	(1.20)%	(1.04)%	0.21%	0.84%	0.47%	(0.27)%
Total expenses	2.31%[4]	2.49%[4]	2.31%[4]	2.17%[4]	2.18%[4]	2.12%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.18%	2.34%	2.27%	2.14%	2.18%	2.07%

Portfolio turnover rate	19%	117%	135%	51%	66%	100%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	2.36%
Year Ended October 31, 2009	2.54%
Year Ended October 31, 2008	2.35%
Year Ended October 31, 2007	2.20%
Year Ended October 31, 2006	2.18%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010			Year Ended October 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$22.99	$21.98	$32.73	$28.91	$31.38	$31.48

Income (loss) from investment operations:
Net investment income (loss)[1]	(.12)	(.20)	.04	.26	.13	(.07)
Net realized and unrealized gain (loss)	1.25	2.06	(5.35)	4.96	1.62	2.20

Total from investment operations	1.13	1.86	(5.31)	5.22	1.75	2.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.18)	(.17)	—	—
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)	(2.23)
Tax return of capital distribution	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.44)	(1.40)	(4.22)	(2.23)

Net asset value, end of period	$24.12	$22.99	$21.98	$32.73	$28.91	$31.38

Total Return, at Net Asset Value[2]	4.92%	9.07%	(19.21)%	18.73%	6.23%	6.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$274,171	$253,051	$138,331	$140,022	$141,981	$174,735

Average net assets (in thousands)	$265,431	$194,014	$139,228	$139,758	$154,404	$187,520

Ratios to average net assets:[3]
Net investment income (loss)	(1.05)%	(0.93)%	0.15%	0.85%	0.47%	(0.22)%
Total expenses	2.07%[4]	2.24%[4]	2.32%[4]	2.16%[4]	2.18%[4]	2.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.02%	2.19%	2.28%	2.13%	2.18%	2.02%

Portfolio turnover rate	19%	117%	135%	51%	66%	100%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	2.12%
Year Ended October 31, 2009	2.29%
Year Ended October 31, 2008	2.36%
Year Ended October 31, 2007	2.19%
Year Ended October 31, 2006	2.18%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Six Months
	Ended
	April 30, 2010			Year Ended October 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$23.91	$22.72	$33.68	$29.68	$32.12	$32.06

Income (loss) from investment operations:
Net investment income (loss)[1]	(.08)	(.12)	.17	.40	.25	.05
Net realized and unrealized gain (loss)	1.30	2.16	(5.54)	5.10	1.66	2.24

Total from investment operations	1.22	2.04	(5.37)	5.50	1.91	2.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.33)	(.27)	(.13)	—
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)	(2.23)
Tax return of capital distribution	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.59)	(1.50)	(4.35)	(2.23)

Net asset value, end of period	$25.13	$23.91	$22.72	$33.68	$29.68	$32.12

Total Return, at Net Asset Value[2]	5.10%	9.58%	(18.89)%	19.26%	6.64%	7.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,450	$36,363	$17,858	$22,007	$21,431	$25,539

Average net assets (in thousands)	$41,639	$25,939	$20,349	$21,086	$24,755	$27,162

Ratios to average net assets:[3]
Net investment income (loss)	(0.64)%	(0.52)%	0.62%	1.28%	0.87%	0.17%
Total expenses	1.66%[4]	1.83%[4]	1.90%[4]	1.73%[4]	1.77%[4]	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%	1.77%	1.84%	1.70%	1.77%	1.64%

Portfolio turnover rate	19%	117%	135%	51%	66%	100%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.71%
Year Ended October 31, 2009	1.88%
Year Ended October 31, 2008	1.94%
Year Ended October 31, 2007	1.76%
Year Ended October 31, 2006	1.77%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010			Year Ended October 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$24.70	$23.30	$34.39	$30.28	$32.70	$32.52

Income (loss) from investment operations:
Net investment income[1]	— [2]	.02	.30	.56	.41	.22
Net realized and unrealized gain (loss)	1.34	2.23	(5.65)	5.20	1.69	2.28

Total from investment operations	1.34	2.25	(5.35)	5.76	2.10	2.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.48)	(.42)	(.30)	(.09)
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)	(2.23)
Tax return of capital distribution	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.74)	(1.65)	(4.52)	(2.32)

Net asset value, end of period	$26.04	$24.70	$23.30	$34.39	$30.28	$32.70

Total Return, at Net Asset Value[3]	5.43%	10.27%	(18.45)%	19.85%	7.21%	7.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$58,227	$37,726	$18,693	$14,784	$17,806	$28,100

Average net assets (in thousands)	$45,217	$32,544	$17,505	$15,189	$23,687	$29,815

Ratios to average net assets:[4]
Net investment income	0.01%	0.10%	1.08%	1.77%	1.39%	0.69%
Total expenses	1.01%[5]	1.18%[5]	1.35%[5]	1.25%[5]	1.24%[5]	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.96%	1.13%	1.31%	1.21%	1.23%	1.12%

Portfolio turnover rate	19%	117%	135%	51%	66%	100%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.06%
Year Ended October 31, 2009	1.23%
Year Ended October 31, 2008	1.39%
Year Ended October 31, 2007	1.28%
Year Ended October 31, 2006	1.24%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Quest Opportunity Value Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on it is which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security
F15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered
F16 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     During the fiscal year ended October 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2009, the Fund had available for federal income tax purposes straddle losses of $169,405.
     As of April 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2010, it is estimated that the Fund will utilize $169,405 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,790,181,014

Gross unrealized appreciation	$115,560,665
Gross unrealized depreciation	(96,448,879)

Net unrealized appreciation	$19,111,786

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$11,039
Payments Made to Retired Trustees	25,658
Accumulated Liability as of April 30, 2010	250,841
F18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business,
F19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	4,889,575	$123,038,699	23,033,501	$523,254,303
Dividends and/or distributions reinvested	—	—	1,781,870	37,472,511
Redeemed	(7,500,137)	(188,536,277)	(15,483,088)	(357,891,800)

Net increase (decrease)	(2,610,562)	$(65,497,578)	9,332,283	$202,835,014

Class B
Sold	518,743	$12,277,213	2,191,634	$47,246,180
Dividends and/or distributions reinvested	—	—	170,972	3,417,734
Redeemed	(956,722)	(22,593,668)	(1,826,791)	(39,329,370)

Net increase (decrease)	(437,979)	$(10,316,455)	535,815	$11,334,544

Class C
Sold	1,715,172	$40,461,901	6,565,531	$141,453,239
Dividends and/or distributions reinvested	—	—	262,839	5,227,877
Redeemed	(1,353,854)	(31,965,621)	(2,117,167)	(45,806,448)

Net increase	361,318	$8,496,280	4,711,203	$100,874,668

Class N
Sold	558,998	$13,688,890	1,165,657	$26,317,259
Dividends and/or distributions reinvested	—	—	35,102	723,452
Redeemed	(311,205)	(7,641,906)	(465,551)	(10,526,016)

Net increase	247,793	$6,046,984	735,208	$16,514,695

F20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class Y
Sold	1,176,326	$29,725,390	1,368,332	$31,308,819
Dividends and/or distributions reinvested	—	—	34,930	739,822
Redeemed	(468,114)	(11,894,542)	(677,949)	(16,383,276)

Net increase	708,212	$17,830,848	725,313	$15,665,365

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$214,720,625	$170,398,777
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.85%
Next $500 million	0.80
Next $500 million	0.75
Next $500 million	0.70
Next $500 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $4.0 billion	0.50
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2010, the Fund paid $2,052,636 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
F21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set that rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class C	$10,758,662
Class N	944,123
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2010	$281,600	$613	$92,065	$36,427	$799
F22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended April 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$39,955
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2010, the Manager waived fees and/or reimbursed the Fund $435,546 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
F23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market
F24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.

Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives
Not Accounted for as
Hedging Instruments	Swap contracts

Credit contracts	$(896,762)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives
Not Accounted for as
Hedging Instruments	Swap contracts

Credit contracts	$842,884
Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities
F25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of April 30, 2010, the Fund held no outstanding forward contracts.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into
F26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of April 30, 2010, the Fund had no such credit default swaps outstanding.
6. Restricted Securities
As of April 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     In March 2010, what is claimed to be a derivative action on behalf of the Fund was filed in federal district court against the Distributor and several of the Fund’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plan or by the Distributor to broker dealers not registered as investment advisers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Fund’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Item 1. Reports to Stockholders.
April 30, 2010 Oppenheimer Management Small- & Mid- Cap Commentaries and Value Fund Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Portfolio Manager SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Insurance	8.8%
Capital Markets	5.7
Oil, Gas & Consumable Fuels	4.6
Hotels, Restaurants & Leisure	3.9
Specialty Retail	3.6
Machinery	3.5
Commercial Banks	3.3
Chemicals	3.3
Electric Utilities	3.2
Real Estate Investment Trusts	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets.

Top Ten Common Stock Holdings

Assurant, Inc.	2.3%
Everest Re Group Ltd.	2.3
ACE Ltd.	2.2
Tyco International Ltd.	2.2
CMS Energy Corp.	2.1
Molson Coors Brewing Co., Cl. B, Non-Vtg.	2.0
Hospira, Inc.	1.8
Navistar International Corp.	1.8
NRG Energy, Inc.	1.8
Celanese Corp., Series A	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on the total market value of common stocks.
10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 10/24/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2009	April 30, 2010	April 30, 2010

Actual
Class A	$1,000.00	$1,195.90	$6.93
Class B	1,000.00	1,191.60	11.25
Class C	1,000.00	1,191.50	11.08
Class N	1,000.00	1,194.20	8.30
Class Y	1,000.00	1,198.50	4.59

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.50	6.38
Class B	1,000.00	1,014.58	10.34
Class C	1,000.00	1,014.73	10.19
Class N	1,000.00	1,017.26	7.63
Class Y	1,000.00	1,020.63	4.22
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.27%
Class B	2.06
Class C	2.03
Class N	1.52
Class Y	0.84
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2010 / Unaudited

Shares		Value

Common Stocks—97.3%
Consumer Discretionary—16.2%
Auto Components—2.6%
Goodyear Tire & Rubber Co. (The)[1]	2,500,000	$33,575,000
Lear Corp.[1]	450,000	36,531,000

		70,106,000

Hotels, Restaurants & Leisure—3.9%
Bally Technologies, Inc.[1]	650,000	29,978,000
Brinker International, Inc.	1,400,000	25,928,000
Burger King Holdings, Inc.	1,000,000	21,100,000
Pinnacle Entertainment, Inc.[1]	2,000,000	27,060,000

		104,066,000

Household Durables—2.0%
Mohawk Industries, Inc.[1]	500,000	31,870,000
Tupperware Brands Corp.	400,000	20,428,000

		52,298,000

Leisure Equipment & Products—1.5%
Mattel, Inc.	1,800,000	41,490,000
Media—1.4%
Cablevision Systems Corp. New York Group, Cl. A	800,000	21,952,000
Time Warner Cable, Inc.	300,000	16,875,000

		38,827,000

Specialty Retail—3.6%
Abercrombie & Fitch Co., Cl. A	400,000	17,492,000
Advance Auto Parts, Inc.	600,000	27,060,000
Bed Bath & Beyond, Inc.[1]	600,000	27,576,000
Chico’s FAS, Inc.	900,000	13,401,000
Gymboree Corp.[1]	200,000	9,826,000

		95,355,000

Textiles, Apparel & Luxury Goods—1.2%
Phillips/Van Heusen Corp.	500,000	31,505,000
Consumer Staples—5.5%
Beverages—2.0%
Molson Coors Brewing Co., Cl. B, Non-Vtg.	1,200,000	53,232,000
Food & Staples Retailing—1.2%
Kroger Co. (The)	1,500,000	33,345,000
Food Products—0.9%
Chiquita Brands International, Inc.[1]	811,862	12,210,405
Dole Food Co., Inc.[1]	1,000,000	11,320,000

		23,530,405

Household Products—1.4%
Energizer Holdings, Inc.[1]	600,000	36,660,000
Energy—6.7%
Energy Equipment & Services—2.1%
Ensco plc, Sponsored ADR	600,000	28,308,000
Tidewater, Inc.	500,000	26,805,000

		55,113,000

Oil, Gas & Consumable Fuels—4.6%
Alpha Natural Resources, Inc.[1]	750,000	35,310,000
Cabot Oil & Gas Corp., Cl. A	300,000	10,839,000
CONSOL Energy, Inc.	300,000	13,404,000
Noble Energy, Inc.	400,000	30,560,000
Range Resources Corp.	500,000	23,880,000
Ultra Petroleum Corp.[1]	200,000	9,554,000

		123,547,000
F1 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Financials—22.7%
Capital Markets—5.7%
Affiliated Managers Group, Inc.[1]	300,000	$25,254,000
E*TRADE Financial Corp.[1]	12,000,000	20,160,000
Fifth Street Finance Corp.	1,500,000	19,125,000
Invesco Ltd.	1,800,000	41,382,000
Investment Technology Group, Inc.[1]	1,000,000	17,370,000
Lazard Ltd., Cl. A	800,000	30,928,000

		154,219,000

Commercial Banks—3.3%
Comerica, Inc.	700,000	29,400,000
Fifth Third Bancorp	2,400,000	35,784,000
KeyCorp	2,500,000	22,550,000

		87,734,000

Insurance—8.8%
ACE Ltd.	1,100,000	58,509,000
Aon Corp.	650,000	27,599,000
Assurant, Inc.	1,700,000	61,931,000
Everest Re Group Ltd.	800,000	61,320,000
Genworth Financial, Inc., Cl. A1	1,600,000	26,432,000

		235,791,000

Real Estate Investment Trusts—3.1%
BioMed Realty
Trust, Inc.	1,200,000	22,212,000
CreXus Investment Corp.	800,000	10,568,000
ProLogis	2,000,000	26,340,000
Starwood Property Trust, Inc.	800,000	15,160,000
Terreno Realty Corp.[1]	450,000	8,464,500

		82,744,500

Thrifts & Mortgage Finance—1.8%
MGIC Investment Corp.[1]	2,200,000	22,946,000
NewAlliance Bancshares, Inc.	2,000,000	26,060,000

		49,006,000

Health Care—9.0%
Health Care Equipment & Supplies—1.8%
Hospira, Inc.[1]	900,000	48,411,000
Health Care Providers & Services—2.6%
Aetna, Inc.	1,000,000	29,550,000
DaVita, Inc.[1]	650,000	40,579,500

		70,129,500

Life Sciences Tools & Services—2.3%
Charles River Laboratories International, Inc.[1]	1,000,000	33,480,000
Thermo Fisher Scientific, Inc.[1]	500,000	27,640,000

		61,120,000

Pharmaceuticals—2.3%
Biovail Corp.	2,400,000	40,800,000
Shire Ltd., ADR	300,000	19,752,000

		60,552,000

Industrials—13.1%
Aerospace & Defense—1.6%
Goodrich Corp.	600,000	44,508,000
Construction & Engineering—1.0%
Foster Wheeler AG1	950,000	28,481,000
Electrical Equipment—1.1%
General Cable Corp.[1]	1,000,000	28,570,000
Industrial Conglomerates—2.2%
Tyco International Ltd.	1,500,000	58,185,000
Machinery—3.5%
Navistar International Corp.[1]	1,000,000	48,340,000
WABCO Holdings, Inc.[1]	1,350,000	44,806,500

		93,146,500

Professional Services—1.4%
Towers Watson & Co., Cl. A	800,000	38,400,000
F2 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Shares	Value

Road & Rail—1.1%
Hunt (J.B.) Transport Services, Inc.	800,000	$29,488,000
Trading Companies & Distributors—1.2%
Aircastle Ltd.	2,600,000	31,226,000
Information Technology—8.5%
Communications Equipment—0.6%
Motorola, Inc.[1]	2,500,000	17,675,000
Electronic Equipment & Instruments—2.4%
Agilent Technologies, Inc.[1]	1,000,000	36,260,000
Amphenol Corp., Cl. A	600,000	27,726,000

		63,986,000

IT Services—1.5%
TeleTech Holdings, Inc.[1]	2,500,000	41,375,000
Semiconductors & Semiconductor Equipment—2.2%
Lam Research Corp.[1]	700,000	28,385,000
Teradyne, Inc.[1]	2,500,000	30,575,000

		58,960,000

Software—1.8%
Electronic Arts, Inc.[1]	1,000,000	19,370,000
McAfee, Inc.[1]	800,000	27,800,000

		47,170,000

Materials—6.4%
Chemicals—3.3%
Celanese Corp., Series A	1,500,000	47,985,000
Intrepid Potash, Inc.[1]	1,500,000	39,390,000

		87,375,000

Construction Materials—1.1%
Martin Marietta Materials, Inc.	300,000	28,764,000
Containers & Packaging—1.4%
Owens-Illinois, Inc.[1]	1,100,000	38,984,000
Metals & Mining—0.6%
First Quantum Minerals Ltd.	200,000	15,345,540
Telecommunication Services—1.0%
Wireless Telecommunication Services—1.0%
NII Holdings, Inc.[1]	650,000	27,573,000
Utilities—8.2%
Electric Utilities—3.2%
Allegheny Energy, Inc.	1,000,000	21,780,000
Cleco Corp.	1,000,000	27,400,000
NV Energy, Inc.	3,000,000	37,470,000

		86,650,000

Energy Traders—1.8%
NRG Energy, Inc.[1]	2,000,000	48,340,000
Gas Utilities—1.1%
EQT Corp.	650,000	28,268,500
Multi-Utilities—2.1%
CMS Energy Corp.	3,500,000	56,910,000

Total Common Stocks (Cost $2,102,960,713)		2,608,161,945

Investment Company—3.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2,3] (Cost $85,355,383)	85,355,383	85,355,383
Total Investments, at Value (Cost $2,188,316,096)	100.5%	2,693,517,328
Liabilities in Excess of Other Assets	(0.5)	(12,929,362)

Net Assets	100.0%	$2,680,587,966

F3 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Rate shown is the 7-day yield as of April 30, 2010.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2009	Additions	Reductions	April 30, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	98,188,220	529,619,016	542,451,853	85,355,383

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$85,355,383	$120,141
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$433,647,000	$—	$—	$433,647,000
Consumer Staples	146,767,405	—	—	146,767,405
Energy	178,660,000	—	—	178,660,000
Financials	609,494,500	—	—	609,494,500
Health Care	240,212,500	—	—	240,212,500
Industrials	352,004,500	—	—	352,004,500
Information Technology	229,166,000	—	—	229,166,000
Materials	170,468,540	—	—	170,468,540
Telecommunication Services	27,573,000	—	—	27,573,000
Utilities	220,168,500	—	—	220,168,500
Investment Company	85,355,383	—	—	85,355,383

Total Assets	$2,693,517,328	$—	$—	$2,693,517,328

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,102,960,713)	$2,608,161,945
Affiliated companies (cost $85,355,383)	85,355,383

2,693,517,328
Cash	97,939
Receivables and other assets:
Investments sold	8,335,851
Dividends	323,351
Other	170,156

Total assets	2,702,444,625

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	10,263,578
Investments purchased	9,488,643
Transfer and shareholder servicing agent fees	709,401
Trustees’ compensation	659,378
Distribution and service plan fees	509,335
Shareholder communications	189,433
Other	36,891

Total liabilities	21,856,659

Net Assets	$2,680,587,966

Composition of Net Assets
Par value of shares of beneficial interest	$950,124
Additional paid-in capital	3,377,726,711
Accumulated net investment loss	(4,388,673)
Accumulated net realized loss on investments and foreign currency transactions	(1,198,900,231)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	505,200,035

Net Assets	$2,680,587,966

F5 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,775,460,404 and 60,967,190 shares of beneficial interest outstanding)	$29.12
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$30.90
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $141,946,920 and 5,651,862 shares of beneficial interest outstanding)	$25.12
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $366,795,456 and 14,592,721 shares of beneficial interest outstanding)	$25.14
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $248,225,454 and 8,813,761 shares of beneficial interest outstanding)	$28.16
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $148,159,732 and 4,986,821 shares of beneficial interest outstanding)	$29.71
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2010

Investment Income
Dividends:
Unaffiliated companies	$14,177,735
Affiliated companies	120,141
Interest	202

Total investment income	14,298,078

Expenses
Management fees	8,288,079
Distribution and service plan fees:
Class A	2,069,532
Class B	691,425
Class C	1,723,407
Class N	583,547
Transfer and shareholder servicing agent fees:
Class A	3,098,922
Class B	396,444
Class C	652,463
Class N	529,224
Class Y	110,295
Shareholder communications:
Class A	149,890
Class B	36,980
Class C	40,227
Class N	8,436
Class Y	4,787
Trustees’ compensation	37,624
Custodian fees and expenses	6,701
Other	112,494

Total expenses	18,540,477
Less waivers and reimbursements of expenses	(543,569)

Net expenses	17,996,908

Net Investment Loss	(3,698,830)
F7 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$158,371,063
Foreign currency transactions	(145,392)

Net realized gain	158,225,671
Net change in unrealized appreciation/depreciation on:
Investments	297,880,447
Translation of assets and liabilities denominated in foreign currencies	621,448

Net change in unrealized appreciation/depreciation	298,501,895

Net Increase in Net Assets Resulting from Operations	$453,028,736

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2010	October 31,
	(Unaudited)	2009

Operations
Net investment loss	$(3,698,830)	$(469,964)
Net realized gain (loss)	158,225,671	(857,604,828)
Net change in unrealized appreciation/depreciation	298,501,895	1,275,311,700

Net increase in net assets resulting from operations	453,028,736	417,236,908

Dividends and/or Distributions to Shareholders
Tax return of capital distribution from net realized gain:
Class A	—	(713,563)
Class B	—	(71,905)
Class C	—	(174,171)
Class N	—	(96,466)
Class Y	—	(40,078)

	—	(1,096,183)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(133,662,465)	(154,843,273)
Class B	(17,907,307)	(19,888,822)
Class C	(16,450,646)	(47,711,144)
Class N	(11,683,714)	(9,538,056)
Class Y	49,353,546	(13,735,008)

	(130,350,586)	(245,716,303)

Net Assets
Total increase	322,678,150	170,424,422
Beginning of period	2,357,909,816	2,187,485,394

End of period (including accumulated net investment loss of $4,388,673 and $689,843, respectively)	$2,680,587,966	$2,357,909,816

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2010				Year Ended October 31,
Class A	(Unaudited)	2009		2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$24.35	$19.90		$42.78	$36.95	$33.08	$30.08

Income (loss) from investment operations:
Net investment income (loss)[1]	(.02)	.03		.02	(.08)	.05	(.04)
Net realized and unrealized gain (loss)	4.79	4.43		(19.19)	7.97	5.69	6.22

Total from investment operations	4.77	4.46		(19.17)	7.89	5.74	6.18

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—		(3.71)	(2.06)	(1.87)	(3.18)
Tax return of capital from net realized gain	—	(.01)		—	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)		(3.71)	(2.06)	(1.87)	(3.18)

Net asset value, end of period	$29.12	$24.35		$19.90	$42.78	$36.95	$33.08

Total Return, at Net Asset Value[2]	19.59%	22.43%		(48.93)%	22.18%	18.04%	21.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,775,460	$1,604,830		$1,476,752	$3,530,371	$2,343,715	$1,298,204

Average net assets (in thousands)	$1,719,542	$1,421,837		$2,688,839	$3,150,544	$1,884,099	$893,501

Ratios to average net assets:[3]
Net investment income (loss)	(0.14)%	0.13%		0.06%	(0.19)%	0.13%	(0.11)%
Total expenses	1.29%[4]	1.46%	%[4]	1.16%[4]	1.08%[4]	1.14%[4]	1.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%	1.32%		1.16%	1.08%	1.14%	1.23%

Portfolio turnover rate	39%	99%		94%	115%	136%	121%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.29%
Year Ended October 31, 2009	1.47%
Year Ended October 31, 2008	1.16%
Year Ended October 31, 2007	1.08%
Year Ended October 31, 2006	1.14%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$21.08	$17.37	$38.10	$33.38	$30.29	$28.01

Income (loss) from investment operations:
Net investment loss[1]	(.11)	(.12)	(.22)	(.36)	(.22)	(.29)
Net realized and unrealized gain (loss)	4.15	3.84	(16.80)	7.14	5.18	5.75

Total from investment operations	4.04	3.72	(17.02)	6.78	4.96	5.46

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)	(3.18)
Tax return of capital from net realized gain	—	(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)	(3.18)

Net asset value, end of period	$25.12	$21.08	$17.37	$38.10	$33.38	$30.29

Total Return, at Net Asset Value[2]	19.16%	21.44%	(49.34)%	21.18%	17.08%	20.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,947	$135,576	$132,365	$367,688	$327,908	$272,643

Average net assets (in thousands)	$139,701	$123,578	$256,533	$370,633	$307,618	$243,754

Ratios to average net assets:[3]
Net investment loss	(0.92)%	(0.67)%	(0.75)%	(1.00)%	(0.71)%	(0.98)%
Total expenses	2.29%[4]	2.49%[4]	1.96%[4]	1.90%[4]	1.97%[4]	2.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.06%	2.13%	1.96%	1.90%	1.97%	2.09%

Portfolio turnover rate	39%	99%	94%	115%	136%	121%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	2.29%
Year Ended October 31, 2009	2.50%
Year Ended October 31, 2008	1.96%
Year Ended October 31, 2007	1.90%
Year Ended October 31, 2006	1.97%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$21.10	$17.38	$38.10	$33.36	$30.25	$27.97

Income (loss) from investment operations:
Net investment loss[1]	(.10)	(.11)	(.20)	(.34)	(.20)	(.27)
Net realized and unrealized gain (loss)	4.14	3.84	(16.81)	7.14	5.18	5.73

Total from investment operations	4.04	3.73	(17.01)	6.80	4.98	5.46

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)	(3.18)
Tax return of capital from net realized gain	—	(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)	(3.18)

Net asset value, end of period	$25.14	$21.10	$17.38	$38.10	$33.36	$30.25

Total Return, at Net Asset Value[2]	19.15%	21.48%	(49.30)%	21.25%	17.17%	20.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$366,796	$322,950	$318,189	$812,430	$542,273	$292,689

Average net assets (in thousands)	$347,780	$291,243	$598,093	$725,723	$429,214	$199,650

Ratios to average net assets:[3]
Net investment loss	(0.90)%	(0.62)%	(0.70)%	(0.95)%	(0.64)%	(0.91)%
Total expenses	2.06%[4]	2.24%[4]	1.91%[4]	1.84%[4]	1.92%[4]	2.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.03%	2.08%	1.91%	1.84%	1.92%	2.03%

Portfolio turnover rate	39%	99%	94%	115%	136%	121%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	2.06%
Year Ended October 31, 2009	2.25%
Year Ended October 31, 2008	1.91%
Year Ended October 31, 2007	1.84%
Year Ended October 31, 2006	1.92%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class N	(Unaudited)	2009	2008	2007	2006		2005

Per Share Operating Data
Net asset value, beginning of period	$23.58	$19.31	$41.75	$36.24	$32.58		$29.77

Income (loss) from investment operations:
Net investment loss[1]	(.05)	(.02)	(.09)	(.22)	(.08)		(.14)
Net realized and unrealized gain (loss)	4.63	4.30	(18.64)	7.79	5.61		6.13

Total from investment operations	4.58	4.28	(18.73)	7.57	5.53		5.99

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)		(3.18)
Tax return of capital from net realized gain	—	(.01)	—	—	—		—
Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)		(3.18)

Net asset value, end of period	$28.16	$23.58	$19.31	$41.75	$36.24		$32.58

Total Return, at Net Asset Value[2]	19.42%	22.19%	(49.10)%	21.71%	17.65%		21.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$248,225	$218,401	$187,639	$397,075	$229,340		$102,971

Average net assets (in thousands)	$236,004	$192,372	$320,483	$325,526	$171,305		$68,779

Ratios to average net assets:[3]
Net investment loss	(0.39)%	(0.09)%	(0.29)%	(0.55)%	(0.22)%		(0.44)%
Total expenses	1.62%[4]	1.86%[4]	1.56%[4]	1.45%[4]	1.50	% [4]	1.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.52%	1.54%	1.50%	1.45%	1.50%		1.57%

Portfolio turnover rate	39%	99%	94%	115%	136%		121%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.62%
Year Ended October 31, 2009	1.87%
Year Ended October 31, 2008	1.56%
Year Ended October 31, 2007	1.45%
Year Ended October 31, 2006	1.50%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005[1]

Per Share Operating Data
Net asset value, beginning of period	$24.79	$20.18	$43.17	$37.14	$33.08	$33.38

Income (loss) from investment operations:
Net investment income (loss)[2]	.03	.12	.14	.07	.26	— [3]
Net realized and unrealized gain (loss)	4.89	4.50	(19.42)	8.02	5.67	(.30)

Total from investment operations	4.92	4.62	(19.28)	8.09	5.93	(.30)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)	—
Tax return of capital from net realized gain	—	(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)	—

Net asset value, end of period	$29.71	$24.79	$20.18	$43.17	$37.14	$33.08

Total Return, at Net Asset Value[4]	19.85%	22.91%	(48.73)%	22.63%	18.64%	(0.90)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$148,160	$76,153	$72,540	$93,996	$35,638	$1

Average net assets (in thousands)	$130,078	$76,732	$93,084	$63,467	$12,164	$1

Ratios to average net assets:[5]
Net investment income (loss)	0.20%	0.57%	0.43%	0.18%	0.76%	(0.32)%
Total expenses	0.84%[6]	0.93%[6]	0.76%[6]	0.72%[6]	0.68%[6]	0.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.84%	0.92%	0.76%	0.72%	0.68%	0.90%

Portfolio turnover rate	39%	99%	94%	115%	136%	121%

1.	For the period from October 24, 2005 (inception of offering) to October 31, 2005.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	0.84%
Year Ended October 31, 2009	0.94%
Year Ended October 31, 2008	0.76%
Year Ended October 31, 2007	0.72%
Year Ended October 31, 2006	0.68%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Small- & Mid- Cap Value Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves.
F16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2009, the Fund had available for unused capital loss carryforwards as follows:

Expiring

2016	$460,115,322
2017	838,971,037

Total	$1,299,086,359

As of April 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,140,860,688 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2010, it is estimated that the Fund will utilize $158,225,671 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,249,909,685

Gross unrealized appreciation	$473,825,228
Gross unrealized depreciation	(30,217,585)

Net unrealized appreciation	$443,607,643

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and
F18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$15,004
Payments Made to Retired Trustees	56,823
Accumulated Liability as of April 30, 2010	553,132
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder
F19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	5,972,762	$161,258,099	17,697,341	$356,580,088
Dividends and/or distributions reinvested	—	—	37,357	628,715
Redeemed	(10,906,661)	(294,920,564)	(26,036,406)	(512,052,076)[1]

Net decrease	(4,933,899)	$(133,662,465)	(8,301,708)	$(154,843,273)

Class B
Sold	382,860	$9,009,357	1,336,473	$23,405,333
Dividends and/or distributions reinvested	—	—	4,405	64,673
Redeemed	(1,161,034)	(26,916,664)	(2,530,800)	(43,358,828)[1]

Net decrease	(778,174)	$(17,907,307)	(1,189,922)	$(19,888,822)

F20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	1,282,646	$30,149,029	3,203,323	$56,672,219
Dividends and/or distributions reinvested	—	—	8,666	127,216
Redeemed	(1,996,689)	(46,599,675)	(6,218,138)	(104,510,579)[1]

Net decrease	(714,043)	$(16,450,646)	(3,006,149)	$(47,711,144)

Class N
Sold	1,313,900	$34,341,644	3,721,546	$72,062,739
Dividends and/or distributions reinvested	—	—	4,788	78,185
Redeemed	(1,762,246)	(46,025,358)	(4,179,155)	(81,678,980)[1]

Net decrease	(448,346)	$(11,683,714)	(452,821)	$(9,538,056)

Class Y
Sold	3,331,858	$90,144,050	2,526,104	$51,589,183
Dividends and/or distributions reinvested	—	—	2,118	36,150
Redeemed	(1,416,471)	(40,790,504)	(3,051,173)	(65,360,341)[1]

Net increase (decrease)	1,915,387	$49,353,546	(522,951)	$(13,735,008)

1.	Net of redemption fees of $14,378, $1,264, $2,957, $1,846 and $832 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$944,051,963	$1,110,546,555
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $400 million	0.80%
Next $400 million	0.75
Next $1.2 billion	0.60
Next $4.0 billion	0.58
Over $6.0 billion	0.56
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2010, the Fund paid $4,299,146 to OFS for services to the Fund.
F21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set that rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class C	$8,319,203
Class N	4,221,660
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
F22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2010	$223,695	$—	$143,122	$11,339	$1,925
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended April 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$156,202
Class B	153,183
Class C	55,608
Class N	121,090
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2010, the Manager waived fees and/or reimbursed the Fund $57,486 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
F23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Foreign Currency Exchange Contracts Continued
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of April 30, 2010, the Fund held no outstanding forward contracts.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
F24 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

     In March 2010, what is claimed to be a derivative action on behalf of the Fund was filed in federal district court against the Distributor and several of the Fund’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plan or by the Distributor to broker dealers not registered as investment advisers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Fund’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
       (2) Exhibits attached hereto.
       (3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Quest for Value Funds

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	06/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	06/07/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	06/07/2010